Income Taxes - Deferred Tax Liabilities and Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (3,174,000,000)	$ (2,724,000,000)
Deferred tax liability	(3,174,000,000)	(2,724,000,000)	$ (3,111,000,000)
Deferred income taxes	(396,000,000)	359,000,000
Income tax relating to components of other comprehensive income	(58,000,000)	48,000,000
Increase (decrease) other differences deferred tax liability (asset)	4,000,000	(20,000,000)
Exploration and evaluation assets and property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,089,000,000)	(3,727,000,000)	(3,998,000,000)
Deferred income taxes	(260,000,000)	187,000,000
Income tax relating to components of other comprehensive income	(106,000,000)	104,000,000
Increase (decrease) other differences deferred tax liability (asset)	4,000,000	(20,000,000)
Foreign exchange gains taxable on realization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(174,000,000)	(177,000,000)	(224,000,000)
Deferred income taxes	(43,000,000)	85,000,000
Income tax relating to components of other comprehensive income	46,000,000	(38,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	0
Debt issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,000,000)	(3,000,000)	(2,000,000)
Deferred income taxes	(1,000,000)	(1,000,000)
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(28,000,000)	(90,000,000)	(21,000,000)
Deferred income taxes	62,000,000	(69,000,000)
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Pension plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(8,000,000)	(40,000,000)	(32,000,000)
Deferred income taxes	(15,000,000)	4,000,000
Income tax relating to components of other comprehensive income	(17,000,000)	4,000,000
Increase (decrease) other differences deferred tax liability (asset)	0	0
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(654,000,000)	(679,000,000)	(693,000,000)
Deferred income taxes	(29,000,000)	(8,000,000)
Income tax relating to components of other comprehensive income	4,000,000	(6,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	0
Loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(468,000,000)	(523,000,000)	(389,000,000)
Deferred income taxes	(70,000,000)	150,000,000
Income tax relating to components of other comprehensive income	15,000,000	(16,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	0
Financial assets at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,000,000	(31,000,000)	$ (20,000,000)
Deferred income taxes	(40,000,000)	11,000,000
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Foreign subsidiaries, branches and interest in join ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	0
Unused tax losses, expire between 2030 and 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (1,806,000,000)	$ (2,031,000,000)